General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 36	$ 84	$ 84	$ 165
Professional fees	46	26	81	35
Management fees	140	185	256	373
Investor relations	11	11	14	27
Filing fees	12	17	21	28
Salaries and benefits	93	147	168	278
General office expenses	21	48	40	147
Total	$ 359	$ 518	$ 664	$ 1,053